Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Principal Accounting Policies
Schedule of ownership interest in foreign owned subsidiaries

Name of Foreign Owned	The Group’s
Subsidiaries	Legal Ownership	Name of VIEs	Activities of VIEs
Shanghai CRIC	100%	Tian Zhuo	Operate the real estate advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the real estate online business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the real estate e-commerce business
Beijing Maiteng	90%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2011	2012
	$	$
Cash and cash equivalents	28,969,993	54,276,035
Accounts receivable, net of allowance for doubtful accounts	64,878,396	88,871,824
Other current assets	18,106,001	22,144,577
Amounts due from related parties	—	46,067
Total current assets	111,954,390	165,338,503
Total non-current assets	77,442,308	62,413,697
Total assets	189,396,698	227,752,200

Accounts payable	1,843,770	1,826,257
Accrued payroll and welfare expenses	14,530,417	18,834,610
Income tax payable	7,834,965	16,625,365
Other tax payable	5,569,465	8,807,339
Amounts due to related parties	654,465	3,161,687
Liability for exclusive rights, current	13,830,821	16,973,230
Other current liabilities	10,372,839	8,975,274
Total current liabilities	54,636,742	75,203,762
Deferred tax liabilities, non-current	1,430,257	67,651
Liability for exclusive rights, non-current	21,408,384	5,918,812
Total liabilities	77,475,383	81,190,225

Schedule of financial statement amounts included in the consolidated financial statements
	Years Ended December 31,
	2010	2011	2012
	$	$	$
Total revenues	75,866,765	120,545,936	172,402,066
Net loss	(392,050)	(4,713,667)	(3,212,138)

Schedule of accounts receivable
	As of December 31,
	2011	2012
	$	$
Unbilled accounts receivable	182,878,383	246,730,442
Billed accounts receivable	61,202,482	57,870,268
Total	244,080,865	304,600,710

Schedule of estimated useful lives of property and equipment
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits

	2010	2011	2012
	$	$	$
Balance as of January 1	13,799,920	18,836,275	14,811,322
Provisions for doubtful accounts	5,623,888	9,513,951	27,297,288
Write offs	(1,084,209)	(14,380,877)	(5,633,500)
Changes due to foreign exchange	496,676	841,973	62,707
Balance as of December 31	18,836,275	14,811,322	36,537,817

Schedule of computation of basic and diluted income per share

	Years Ended December 31,
	2010	2011	2012
Net income (loss) attributable to E-House ordinary shareholders — basic	$36,154,393	$(270,357,081)	$(56,971,404)
Decrease of income from CRIC*	$(278,491)	$—	$—
Net income (loss) attributable to E-House ordinary shareholders — diluted	$35,875,902	$(270,357,081)	$(56,971,404)

Weighted average ordinary shares outstanding	80,287,171	79,769,823	106,159,388
Share options and restricted shares	1,015,451	—	—
Weighted average number of ordinary shares outstanding — diluted	81,302,622	79,769,823	106,159,388

Basic earnings (loss) per share	$0.45	$(3.39)	$(0.54)

Diluted earnings (loss) per share	$0.44	$(3.39)	$(0.54)

*            In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as decrease of income from CRIC.

	Years Ended December 31,
	2010	2011	2012
Share options and restricted shares	—	3,345,726	14,660,788

Schedule of effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to E-House	36,154,393	(270,357,081)	(56,971,404)

Transfers to the non-controlling interest:
Decrease in E-House’s additional paid-in capital for purchase of 1,384,420, 4,206,600 and 64,642,647 CRIC common shares for the years ended December 31, 2010, 2011 and 2012 respectively	(3,614,582)	(120,820)	(149,461,182)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	(1,995,625)	(2,353,082)	(332,951)
Net transfers to non-controlling interest	(5,610,207)	(2,473,902)	(149,794,133)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	30,544,186	(272,830,983)	(206,765,537)